Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2018	£ 15,909	£ 3,119	£ 5,620	£ 1,991	£ 23	£ 256	£ 5	£ 4,744	£ 15,758	£ 151
- Profit after tax	419							410	410	9
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	11				11				11
- Cash flow hedges	236					236			236
- Pension remeasurement	(210)							(209)	(209)	(1)
- Own credit adjustment	(43)							(43)	(43)
Total comprehensive income	413				11	236		158	405	8
Repurchase of preference shares and other equity instruments	(14)	(14)							(14)
Dividends on ordinary shares	(164)							(164)	(164)
Dividends on preference shares and other equity instruments	(80)							(80)	(80)
Ending balance at Jun. 30, 2019	16,064	3,105	5,620	1,991	34	492	5	4,658	15,905	159
Beginning balance at Dec. 31, 2019	16,017	3,105	5,620	2,191	23	371	1	4,546	15,857	160
- Profit after tax	139							128	128	11
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(15)				(15)				(15)
- Cash flow hedges	405					405			405
- Pension remeasurement	(279)							(278)	(278)	(1)
- Own credit adjustment	15							15	15
- Currency translation on foreign operations	(1)						(1)		(1)
Total comprehensive income	264				(15)	405	(1)	(135)	254	10
Dividends on preference shares and other equity instruments	(82)							(82)	(82)
Ending balance at Jun. 30, 2020	£ 16,199	£ 3,105	£ 5,620	£ 2,191	£ 8	£ 776	£ 0	£ 4,329	£ 16,029	£ 170